Schedule of Business Acquisitions Pro Forma Information (Details) - Safety Shot Inc [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Business Combination [Line Items]
Revenue	$ 465
Cost of revenue	2,072
Gross profit	(1,607)
Operating expenses	1,525,787
Interest expense (income)	(9,963)
Net Income (loss)	(1,517,431)
Pro Forma Adjustments [Member]
Business Combination [Line Items]
Revenue
Cost of revenue
Gross profit
Operating expenses
Interest expense (income)
Net Income (loss)
Successor [Member]
Business Combination [Line Items]
Revenue	465
Cost of revenue	2,072
Gross profit	(1,607)
Operating expenses	871,214
Interest expense (income)	(10,030)
Net Income (loss)	(862,791)
Predecessor [Member]
Business Combination [Line Items]
Revenue
Cost of revenue
Gross profit
Operating expenses	654,573
Interest expense (income)	67
Net Income (loss)	$ (654,640)